Notes Receivable (Details) - USD ($)				3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Dec. 15, 2023	Mar. 31, 2024	Dec. 31, 2023
Notes Receivable [Line Items]
Aggregate principal amount					$ 200,000
Loan repaid					$ 100,689
Line of credit facility, interest rate during period			20.00%	1.64%	1.64%
Remaining balance					$ 100,000
Remaining balance paid				$ 50,000
Maturity date				Mar. 31, 2024
Outstanding liabilities				$ 100,000	100,000
Painscript [Member]
Notes Receivable [Line Items]
Aggregate principal amount		$ 200,000		$ 200,000
Notes Receivable [Member]
Notes Receivable [Line Items]
Loan repaid					$ 100,000
Forecast [Member]
Notes Receivable [Line Items]
Remaining balance paid	$ 50,000	$ 50,000
Maturity date	Jun. 30, 2024	Mar. 31, 2024